MAINSTAY VP FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

February 15, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay VP Funds Trust

Registration Numbers: (002-86082 and 811-03833-01)

Dear Sir/Madam:

On February 15, 2019, we electronically transmitted for filing pursuant to Rule 485(a) the Prospectuses and Statement of Additional Information for the MainStay VP Fidelity Institutional AMSM Utilities Portfolio and the MainStay VP Mellon Natural Resources Portfolio (the “Funds”), each a series of MainStay VP Funds Trust (the “Trust”), and filed on Post-Effective Amendment No. 106 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 107 under the Investment Company Act of 1940, as amended.

The purpose of this Amendment is to show certain changes as the result of changes in the Funds’ subadvisors. We note that the changes for the MainStay VP Fidelity Institutional AMSM Utilities Portfolio were approved by shareholders at a meeting November 26, 2018. In addition, we note that the disclosure for this Fund will be part of a combined prospectus and a combined statement of additional information with other series of MainStay VP Funds Trust, and the disclosure has been drafted with that in mind. The Staff most recently reviewed the MainStay Funds’ shared risk and share class information in August 2018.

Therefore, we request that the Amendment be afforded selective review pursuant to the guidance set forth in IC-13768. Selective review would serve to expedite the review process, as well as use the Staff’s time more effectively. In this regard, we hereby request selective review of the Prospectus and Statement of Additional Information contained in the Amendment limited to the changes described above.

Please direct any questions concerning the filing to the undersigned at 201-685-6232 or Rachel_Kuo@newyorklife.com.

Sincerely,

/s/ Y. Rachel Kuo

Y. Rachel Kuo

Assistant Secretary

cc:	J. Kevin Gao

Thomas C. Bogle